As filed with the Securities and Exchange Commission on October 22, 2026

File Nos. 333-171279 and 811-22507

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 40	☒

and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 49	☒

(Check appropriate box or boxes)

Staysail Series Trust
(Formerly Volt ETF Trust)
(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, Rocky Mount, NC 27804
(Address of Principal Executive Offices)

252-972-9922
(Registrant’s Telephone Number, including Area Code)

Paracorp Incorporated
2140 S. DuPont Hwy., Camden, DE 19934
(Name and Address of Agent for Service)

With a Copy to:

Cassandra W. Borchers, Esq.
Squire Patton Boggs (US), LLP
201 East Fourth Street
Suite 1900
Cincinnati, OH 45202

As soon as practicable after the Effective Date of this Registration Statement

(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 30, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

File Nos. 333-171279 and 811-22507

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 30, 2026 as the new effective date of Post-Effective Amendment No. 37 to the Registration Statement filed on July 28, 2026 for the Brandywine Large Cap ETF, Brandywine Large Cap Growth ETF, Brandywine Large Cap Value ETF, Brandywine Small Cap ETF, Brandywine Small Cap Growth ETF, Brandywine Small Cap Value ETF, Brandywine International ETF, Brandywine Core Bond ETF, and Brandywine Diversified Income ETF. Post-Effective Amendment No. 37 was most recently delayed until October 23, 2026 by Post-Effective Amendment No. 39.

This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 37 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati, State of Ohio on this 22nd day of October 2026.

STAYSAIL SERIES TRUST Formerly, Volt ETF Trust

By:	/s/ Cassandra W. Borchers*
Cassandra W. Borchers
Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ Todd Cipperman*	Trustee	October 22, 2026
Todd Cipperman

/s/ Robert J. Enck, Sr.*	Trustee	October 22, 2026
Robert J. Enck, Sr.

/s/ Katherine M. Honey	President and Chief Executive Officer	October 22, 2026
Katherine M. Honey

/s/ Cassandra W. Borchers
*By: Cassandra W. Borchers

Attorney-in-Fact pursuant to Powers of Attorney dated October 13, 2026 to be filed by amendment.